Artisan Value Income Fund Expense Example - Artisan Value Income Fund	Sep. 30, 2025 USD ($)
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 122
Expense Example, with Redemption, 3 Years	1,667
Expense Example, with Redemption, 5 Years	3,131
Expense Example, with Redemption, 10 Years	6,466
Advisor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	893
Expense Example, with Redemption, 5 Years	1,694
Expense Example, with Redemption, 10 Years	3,789
Institutional
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	563
Expense Example, with Redemption, 5 Years	1,045
Expense Example, with Redemption, 10 Years	$ 2,377